Stock based compensation (Details 6)		12 Months Ended
	Jul. 25, 2010	Dec. 31, 2012 Free Share Award [Member] USD ($)		Dec. 31, 2012 Free Share Award [Member] EUR (€)	Dec. 31, 2011 Free Share Award [Member] USD ($)		Dec. 31, 2011 Free Share Award [Member] EUR (€)	Dec. 31, 2010 Free Share Award [Member] USD ($)		Dec. 31, 2010 Free Share Award [Member] EUR (€)
Balance, Share Award Available for Grant -Beginning Balance		26,600		26,600	18,150		18,150	10,650		10,650
Options authorized, Free of Charge Share Award Available for Grant		200,000		200,000	200,000		200,000	200,000		200,000
Granted, Free of Charge Share Award Available for Grant		(189,700)		(189,700)	(200,000)		(200,000)	(230,000)		(230,000)
Exercised, Free of Charge Share Award Available for Grant		0		0	0		0	0		0
Forfeited, Free of Charge Share Award Available for Grant		21,550		21,550	8,450		8,450	37,500		37,500
Cancelled, Free of Charge Share Award Available for Grant					1,000		1,000	3,300		3,300
Balance, Share Award Available for Grant - Ending Balance		58,450		58,450	26,600		26,600	18,150		18,150
Balance, Share Award Granted and Outstanding -Beginning Balance		440,650		440,650	522,500		522,500	573,350		573,350
Options authorized Free of Charge Share Award Granted and Outstanding	200,000	0		0	0		0	0		0
Granted Free of Charge Share Award Granted and Outstanding		189,700		189,700	200,000		200,000	230,000		230,000
Exercised, Options Granted and Outstanding		(258,150)		(258,150)	(272,400)		(272,400)	(240,050)		(240,050)
Forfeited, Options Granted and Outstanding		(21,550)		(21,550)	(8,450)		(8,450)	(37,500)		(37,500)
Cancelled, Free of Charge Share Award Granted and Outstanding					(1,000)		(1,000)	(3,300)		(3,300)
Balance, Share Award Granted and Outstanding - Ending Balance		350,650		350,650	440,650		440,650	522,500		522,500
Balance,Weighted Average Fair Value - Beginning Balance		$ 5.81	[1]	€ 4.36	$ 7.25	[1]	€ 5.16	$ 6.68	[1]	€ 4.73
Options authorized Weighted Average Fair Value at grant date		$ 0	[1]	€ 0	$ 0	[1]	€ 0	$ 0	[1]	€ 0
Granted Weighted Average Fair Value at grant date		$ 3.07	[1]	€ 2.38	$ 4.39	[1]	€ 3.28	$ 7.01	[1]	€ 5.29
Exercised Weighted Average Fair Value at grant date		$ 6.52	[1]	€ 4.92	$ 7.47	[1]	€ 5.07	$ 5.91	[1]	€ 4.39
Forfeited Weighted Average Fair Value at grant date		$ 5.79	[1]	€ 4.35	$ 7.22	[1]	€ 5.18	$ 5.93	[1]	€ 4.39
Cancelled Weighted Average Fair Value at grant date					$ 7.45	[1]	€ 5.06	$ 5.17	[1]	€ 4.03
Balance, Weighted Average Fair Value - Ending Balance		$ 3.81	[1]	€ 2.88	$ 5.81	[1]	€ 4.36	$ 7.25	[1]	€ 5.16

[1]	Historical exchange rate at date of grant